INVESTMENTS AND PUT RIGHT LIABILITIES	12 Months Ended
Dec. 31, 2024
INVESTMENTS AND PUT RIGHT LIABILITIES

7. INVESTMENTS AND PUT RIGHT LIABILITIES

(a)
Investments in TJBio Hangzhou

Series A Investments

TJBio Hangzhou, incorporated on June 16, 2019, was a wholly-owned subsidiary of I-Mab Hong Kong with registered capital of $30 million, which was paid up by I-Mab Hong Kong on September 14, 2020.

On September 15, 2020 (the “Series A Closing Date”), I-Mab Hong Kong entered into an equity transfer and investment agreement (the “Series A SPA”) with (i) a limited partnership jointly established by the management of TJBio Hangzhou to hold restricted equity of TJBio Hangzhou issued to the management (“Management Holdco”), (ii) a limited partnership established to hold the shares of TJBio Hangzhou for future equity incentive plan (“ESOP Holdco”) and (iii) a group of domestic investors in China (“Series A Domestic Investors”).

In accordance with the terms of the Series A SPA,

(i)
I-Mab Hong Kong agreed to assign all rights and obligations/ownership of certain drug candidates in different stages of development (“Target Pipelines”) to TJBio Hangzhou as of the Series A Closing Date as well as to transfer employment of a team of designated management/workforce to TJBio Hangzhou. The Target Pipelines were evaluated by an independent appraiser, with a total value of $105 million as of the Series A Closing Date;
(ii)
Management Holdco would acquire 10% of the equity of TJBio Hangzhou from I-Mab Hong Kong with no consideration. The 10% equity is represented by TJBio Hangzhou’s registered capital of $3 million, and that after acquiring such equity, Management Holdco is committed to pay $3 million in cash to TJBio Hangzhou to fulfil its capital contribution obligations in a period of four years starting from the Series A Closing Date;
(iii)
ESOP Holdco would acquire 5% of the equity of TJBio Hangzhou from I-Mab Hong Kong with no consideration. The 5% equity is represented by TJBio Hangzhou’s registered capital of $1.5 million. All of such equity would be used for TJBio Hangzhou’s future equity incentive plan; and
(iv)
Series A Domestic Investors would acquire a total of 40% of the equity of TJBio Hangzhou from I-Mab Hong Kong with no consideration. The 40% equity is represented by TJBio Hangzhou’s registered capital of $12 million, and after acquiring such equity of TJBio Hangzhou, Series A Domestic Investors would pay $120 million collectively in cash to TJBio Hangzhou to fulfil its capital contribution obligations.

Upon closing of the Series A SPA, the registered capital of TJBio Hangzhou was $30 million. As of December 31, 2020, among the total 25,500,000 outstanding shares of TJBio Hangzhou, 13,500,000 shares were held by I-Mab Hong Kong while the remaining 12,000,000 shares was held by Series A Domestic Investors. Shares subscribed by Management Holdco and ESOP Holdco, in the total number of 4,500,000, have not yet been purchased by or issued to Management Holdco and ESOP Holdco as of December 31, 2020.

Once all 4,500,000 subscribed shares of TJBio Hangzhou are purchased by or issued to Management Holdco and ESOP Holdco, the equity interest in TJBio Hangzhou held by I-Mab Hong Kong, Series A Domestic Investors, Management Holdco and ESOP Holdco would be 45%, 40%, 10% and 5% respectively. For the years ended December 31, 2023 and 2022, 750,000 and 750,000 shares were issued to Management Holdco, respectively. No shares were issued to Management Holdco for the year ended December 31, 2024.

On the Series A Closing Date, I-Mab Hong Kong also entered into a shareholders agreement with the aforementioned investors (the “Series A SHA”). According to the SHA and TJBio Hangzhou’s articles of association, the board of directors of TJBio Hangzhou shall be composed of seven directors. The directors shall be elected in the following ways: I-Mab Hong Kong is entitled to appoint three directors, including the chairman of the board of directors, as well as nominate one independent director; the Management Holdco is entitled to appoint one director; two non-related entities of the Series A Domestic Investors are entitled to appoint one director respectively (“Investors Directors”). Each director of the board of directors shall have one vote. I-Mab Hong Kong, Management Holdco and ESOP Holdco agree to act in concert, as long as each of Management Holdco and ESOP Holdco respectively holds equity in TJBio Hangzhou, when exercising the rights as a shareholder.

As a result of the above transactions, TJBio Hangzhou became an affiliate of the Group on the Series A Closing Date in accordance with ASC 810 since TJBio Hangzhou met the definition of a business under ASC 805. Pipeline candidate related matters were considered to be the activities that most significantly impact the economic performance of TJBio Hangzhou at that stage, and these matters cannot be acted without the consent from Series A Investors Directors. In accordance with ASC 810-10, TJBio Hangzhou was a variable interest entity, and no shareholder shall consolidate TJBio Hangzhou under VIE model as neither party had the power to direct all the activities that most significantly impact the economic performance of TJBio Hangzhou. Therefore, the Group deconsolidated TJBio Hangzhou and retained significant influence in TJBio Hangzhou. The investment was accounted for using the equity method. The retained investment in the common stock of TJBio Hangzhou was initially measured at fair value in accordance with ASC 810-10-40.

Subsequently, pursuant to TJBio Hangzhou’s articles of association, the Group applied the HLBV method to allocate earnings or losses of TJBio Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. The Group recognized $3.6 million and $53.3 million of operating losses in equity in loss of an affiliate in the consolidated statements of comprehensive loss for the years ended December 31, 2023 and 2022. During the year of 2023, the Group discontinued applying the equity method since the carrying amount of the investment had been reduced to zero, and therefore, did not recognize any earnings or losses of TJBio Hangzhou for the year ended December 31, 2024.

The purchase price of $3 million committed by Management Holdco under Series A SPA, representing 10% of the equity of TJBio Hangzhou, was significantly lower than the fair value of the corresponding subscribed shares as of the Closing Date. The excess was considered as share-based compensation to TJBio Hangzhou’s management for the services to be used or consumed in TJBio Hangzhou’s own operations. The share-based compensation was considered granted upon the Closing Date and cliff vests after five years of service from the Series A Closing Date. Consequently, the Group recognized its proportionate share of the compensation expense recorded by TJBio Hangzhou. For the years ended December 31, 2024, 2023 and 2022, the Group recognized $1.1 million, $4.4 million and $4.3 million of share-based compensation expenses in equity in loss of affiliates in the consolidated financial statements of comprehensive loss, respectively.

Along with the equity transfer transaction, the team of designated management/workforce transferred from the Group to TJBio Hangzhou consists of several grantees under the Group’s 2020 Share Incentive Plan (“2020 Plan”, see Note 11 – Share-based compensation). And there were some employees transferred from the Group to TJBio Hangzhou in 2021 and 2022. These individuals continued to meet the definition of eligible participants under the 2020 Plan and 2021 Share Incentive Plan (“2021 Plan”, see Note 11 – Share-based compensation) after their resignation date from the Group. Meanwhile, there has been no change to any of the award terms. The equity transfer transaction did not trigger the modification accounting to the share-based compensation. Additionally, given that TJBio Hangzhou became an affiliate to the Group upon deconsolidation, and that the other shareholders of TJBio Hangzhou are not providing proportionate value to sponsor the 2020 Plan and 2021 Plan nor is the Group receiving any consideration for the awards granted to employees of TJBio Hangzhou, the Group is required, under Topic 323, to expense the full costs of share-based compensation as incurred in the same period as the costs are recognized by TJBio Hangzhou. For the year ended December 31, 2024, share-based compensation income of $0.7 million and the years ended December 31, 2023 and 2022, share-based compensation expenses of $0.7 million and $2.1 million were recorded in the equity in loss of affiliates in the consolidated statements of comprehensive loss, respectively. The income for the year ended December 31, 2024 was due to forfeiture of shares as a result of the divestiture of the Greater China assets and business operations as discussed in Note 3 – Disposal of TJBio Shanghai.

In 2024, 2023 and 2022, TJBio Hangzhou granted stock options to its employees. Pursuant to TJBio Hangzhou’s articles of association, the Group applied the HLBV method to allocate earnings or losses of TJBio Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. Accordingly, the Group recorded $0.6 million, $2.7 million and $5.0 million of share-based compensation expenses in the equity in loss of affiliates in the consolidated financial statements of comprehensive loss for the years ended December 31, 2024, 2023 and 2022, and in additional paid-in capital in the consolidated balance sheets as of December 31, 2024, 2023 and 2022, respectively.

Series B Investments

In July 2022, TJBio Hangzhou entered into an equity transfer and investment agreement (the “Series B SPA”) and a shareholders agreement (the “Series B SHA”) with a group of domestic investors (“Series B Domestic Investors”) in China to raise approximately $46 million in RMB equivalent. Once all the shares of TJBio Hangzhou are purchased by or issued to its investors, including Management Holdco and ESOP Holdco, the Group would hold 40.36% equity interest in TJBio Hangzhou. Pursuant to the Series B SHA, Management Holdco and ESOP Holdco no longer had irrevocably consented to act in concert with I-Mab Hong Kong. TJBio Hangzhou remains the affiliate of the Group. The Series B financing in TJBio Hangzhou was consummated in 2023.

The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule 4-08 of Regulation S-X.

	Year Ended December 31,
	2023	2022
Operating data:
Revenue	$17,376	$15,365
Net loss	(44,446)	(51,252)

As of December 31, 2023
Balance sheet data:
Current assets	$47,076
Non-current assets	212,948
Current liabilities	44,221
Non-current liabilities	49,391

Series C Investment, Equity Transfer and Shares Repurchase Transactions

On February 6, 2024, the Group entered into definitive agreements with TJBio Hangzhou and its investors to transfer the equity interests it holds in TJBio Hangzhou to certain participating shareholders of TJBio Hangzhou in exchange for the extinguishment of the existing repurchase obligations (see section (b) below) owed by I-Mab Hong Kong to those shareholders in the amount of approximately $183 million. Upon the closing of the transaction on April 2, 2024, the total amount of potential repurchase obligations owed by the Group to the non-participating shareholders of TJBio Hangzhou was expected to range from $30 million to $35 million, an amount that included claims in legal arbitration proceedings by certain non-participating shareholders against I-Mab Hong Kong in connection with the divestiture of the Greater China assets and business operations transaction. Subsequently, during the second and third quarters of 2024, the Group entered into share repurchase agreements with the non-participating shareholders and repurchased TJBio Hangzhou's equity interests held by those shareholders for a price based on the investment cost plus a contractual amount of interest. As a result, the corresponding redemption obligations (see section (b) below) were fully extinguished. Concurrently with the equity transfer transaction on February 6, 2024, the Group participated in the Series C fundraising of TJBio Hangzhou and invested $19.0 million in exchange for 5.65% of TJBio Hangzhou’s total share capital. Upon the completion of the repurchase transactions and the Series C investment, the Group's total ownership in TJBio Hangzhou was approximately 15% as of December 31, 2024. The Group does not have the ability to exercise significant influence over the operating and/or financial policies of TJBio Hangzhou given there is no representation on the board of directors or shared management personnel, no participation in TJBio Hangzhou's policy-making processes, or any significant or material intra-entity transactions.

Pursuant to the Series C shareholder agreement (“Series C SHA”), if TJBio Hangzhou fails to complete an initial public offering (“IPO”) of its shares before December 31, 2027, or TJBio Hangzhou voluntarily withdraws the application for the IPO or the relevant regulatory authorities rejects or disapproves the application for the IPO prior to June 30, 2027, the Series A, B, and C investors will have the right to require TJBio Hangzhou to repurchase all or part of its investor's equity interests in cash. The Group’s investment in TJBio Hangzhou’s preferred shares are therefore contingently redeemable as TJBio Hangzhou's redemption obligation is only satisfied upon a future liquidity event by a specified date, which is not within the control of the investor or the issuer. As such, the Group accounted for the investment in TJBio Hangzhou as available-for-sale debt securities in accordance with ASC 320, Investment — Debt Securities. The investments are reported at fair value as of the transaction date and re-measured at each reporting period, with the changes in unrealized gains and losses included as a component of the accumulated other comprehensive income (loss). Any impairment of the investment due to credit-related losses is reported in the consolidated statements of comprehensive loss.

As of December 31, 2024, the fair value of the Group's investments in available-for-sale debt securities was $30.8 million. The Group did not have any investments in available-for-sale debt securities prior to 2024. During the year ended December 31, 2024, the Group recognized $12.4 million of expenses related to the settlement of TJ Biopharma repurchase obligations from the non-participating shareholders as the transaction price was determined based on the non-participating shareholders’ initial investment cost plus a contractual amount of interest compared to the fair value of the investment that was determined by management, using a third-party valuation specialist. The estimated equity value of TJBio Hangzhou was established using a backsolve method based on the recent Series C financing transaction of TJBio Hangzhou. The value was subsequently adjusted as of each reporting period by applying a change in the movement of a selected set of comparable companies and biotech indices. This value was then allocated towards TJBio Hangzhou's Series A, B and C capital structure using an option pricing method, or “OPM”, and a waterfall approach based on the order of liquidation preferences of the Series A, B, and C shares relative to one another.

The Group used the following significant assumptions and inputs in the OPM to determine the fair value of the Series A, B, and C shares:

Investments in available-for-sale debt securities	As of December 31, 2024
Equity market adjustment	-20%
Expected time to change in control (Year)	3.0
Estimated volatility	95%
Risk-free rate (Based on the Chinese sovereign yield curve)	1.18%

In addition, various objective and subjective factors were considered to determine the fair value of the Group's Series A, B, and C shares as of each reporting period, including, among other factors:

•
TJBio Hangzhou’s financial position, including cash on hand, and historical and forecasted performance and operating results;
•
the progress of TJBio Hangzhou’s research and development programs;
•
the stage of development and business strategy and the material risks related to TJBio Hangzhou’s business and industry;
•
the likelihood of achieving a liquidity event for the holders of the Series A, B, and C shares, such as an initial public offering, given prevailing market conditions;
•
external market conditions affecting the biotechnology industry sectors;
•
Greater China and global economic conditions; and
•
the lack of an active public market for the Series A, B, and C shares.

The assumptions underlying this valuation represented management’s best estimate, which involved inherent uncertainties and the application of management’s judgment. This valuation is therefore sensitive to changes in the unobservable inputs. As a result, if the Group had used different assumptions or estimates, or if there are changes to the unobservable inputs, the fair value of the Series A, B and C shares could have been materially different.

For the year ended December 31, 2024, the Group recognized $8.2 million of unrealized loss on the available-for-sale investments in accumulated other comprehensive income (loss) related to non-credit-related changes in the estimated fair value of TJBio Hangzhou.

(b)
Put right liabilities

Pursuant to the Series A SHA and Series B SHA, if TJBio Hangzhou failed to consummate a public offering of TJBio Hangzhou’s shares on the China Stock Exchange’s Science and Technology Innovation Board, Main Board, Small and Medium-Sized Enterprise Board, Growth Enterprise Board, or Hong Kong Stock Exchange, U.S. Stock Exchange, or other stock exchanges approved by the shareholders of TJBio Hangzhou in accordance with provisions of the Series A SHA and Series B SHA within four years after September 15, 2020 (the “Repurchase Scenario”), the Series A Domestic Investors and Series B Domestic Investors (collectively, the “Domestic Investors”) had the right to elect to request I-Mab Hong Kong to repurchase all or any part of the equity of TJBio Hangzhou held by such Domestic Investors within three years of the occurrence of the Repurchase Scenario. I-Mab Hong Kong is obligated to repurchase the equity held by the Domestic Investors in cash or in I-Mab’s stock (subject to the approval procedures of I-Mab) within one year from the date on which any of the Domestic Investors delivers request of repurchase in writing. The repurchase price is determined based on the investment cost of the Domestic Investors plus a contractual amount of interest. The put right liabilities were recorded as non-current liabilities as of December 31, 2023 based on management’s best estimate of the timing in settlement of potential repurchase request from the Domestic Investors as of the balance sheet date.

The redemption obligation written by I-Mab Hong Kong to the Domestic Investors is a freestanding equity-linked instrument, which is classified as a put right liability and is initially measured at fair value. Subsequent changes in fair value are recorded in other income (expenses) in the consolidated statements of comprehensive loss.

The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (Finnerty model) to estimate the fair value of the put right using the following assumptions:

Put right liabilities - Series A	As of December 31, 2023
Expected terms (Year)	0.7
Estimated volatility	36.5%
Spot price	$156,707
Probability of triggering event for redemption option	100%

Put right liabilities - Series B	As of December 31, 2023
Expected terms (Year)	0.7
Estimated volatility	33.5%
Spot price	$44,570
Probability of triggering event for redemption option	100%

The model requires the input of key assumptions including the expected terms, estimated volatility, spot price and probability of triggering event for redemption option. The significant unobservable inputs used in the option pricing model included spot price, estimated volatility and probability of triggering event for redemption option. Expected terms is estimated based on the timing of a hypothetical redemption event which is assumed to be the earlier of expected redemption date or expected public offering date. Expected volatility is estimated based on daily stock prices of the comparable companies for a period with length commensurate to the expected terms of redemption event. The spot price was determined using the market approach with assistance from an independent third-party valuation firm. The significant unobservable inputs used in the market approach include estimated volatility and probability of triggering event for redemption option. The Group’s management is ultimately responsible for the determination of the spot price and probability of triggering event for redemption option.

Significant decreases in interval between valuation date and maturity date, estimated volatility, spot price and probability of triggering event for redemption option would result in a significantly lower fair value measurement.

The redemption obligations were fully extinguished as of December 31, 2024 through equity transfer and shares repurchase transactions during the year as described in section (a) - Investments in TJBio Hangzhou.